FINANCE EXPENSES (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Cost [Abstract]
Lease liabilities and lease related obligations		$ 1,599	$ 1,728
Development costs capitalzed		3,419
Redemption of senior secured debt	$ 250,000
Loss on settlement of long-term debt		0	5,798
Write-off of deferred financing charges		0	4,025
Additional interest costs paid over call period			1,773
Amount of redemption call premium		$ 0	$ 6,941